Schedule of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Discount rate	4.25%	5.17%
Rate of increase in future compensation levels	4.50%	5.00%
Discount rate	5.17%	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.25%
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Discount rate	3.83%	4.42%
Discount rate	4.42%	3.54%	4.44%